PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
15.1Accounting policies
The assets included in property and equipment are recorded at acquisition cost.
Depreciation is calculated according to the estimated economic useful life of each assets using the straight-line method. The estimates and depreciation methods are reviewed annually, and the effects of any changes are accounted for prospectively.
When there are indications of assets recorded with values that exceed their recovery values, the Company must estimate the recoverable value of the asset.
An item of property and equipment is derecognized upon its disposal or when no future economic benefits are expected from the use of the asset. Any gains or losses arising on the sale or derecognition of an item are determined by the difference between the amount received on the sale and the carrying amount of the asset and are recognized in statements of operation.
The Company receives credit from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction in the acquisition cost of aircraft and related engines.
15.1.1Sales and leaseback transactions
First, sale and leaseback transactions are analyzed within the scope of IFRS 15 – Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied, and therefore to account for the sale of the asset. If this requirement is not met, it is a financing with the asset given as guarantee.
If the requirements related to the performance obligation set out are met, the Company measures a right-of-use asset arising from the sale and leaseback transaction in proportion to the carrying amount of the asset related to the right of use retained by the Company. Accordingly, only the gains or losses related to the rights transferred to the buyer-lessor are recognized.
During the year ended December 31, 2025, the Company carried out sales and “sales and leaseback” transactions of engines and two aircraft, where the revenue, net of sales costs, corresponds to a gain of R$60,270 ( R$91,613 on of December 31, 2024 and loss of R$6,356 on December 31, 2023) being recognized under the line “Other”.
15.1.2Advance payments for acquisition of aircraft
Prepayments for the acquisition of aircraft during the manufacturing phase are recorded in fixed assets and are recognized when such amounts are paid.
15.2Breakdown of property and equipment

Description	Weighted average rate (p.a.)	December 31, 2024	Acquisitions	Write-offs	Transfers (b)	December 31, 2025

Cost
Aircraft parts and equipment (a)		2,237,723	298,601	(83,982)	—	2,452,342
Non‑aircraft equipment (a)		108,152	3,084	(4,040)	—	107,196
Aircraft, engines and simulators		384,282	170,126	(256,176)	3,502	301,734
Improvements		660,624	80,132	(96,709)	6,358	650,405
Maintenance		85,157	—	(52,175)	—	32,982
Others		28,502	585	(2)	—	29,085
Construction in progress		59,314	10,924	(14,029)	(3,502)	52,707
Advance payments for acquisition of aircraft		1,036,374	105,279	(256,465)	—	885,188
		4,600,128	668,731	(763,578)	6,358	4,511,639
Depreciation
Aircraft parts and equipment (a)	9%	(974,169)	(207,376)	13,306	—	(1,168,239)
Non‑aircraft equipment (a)	10%	(63,287)	(11,210)	614	—	(73,883)
Aircraft, engines and simulators	6%	(246,405)	(23,073)	70,424	—	(199,054)
Improvements	10%	(233,508)	(65,280)	46,864	—	(251,924)
Maintenance	11%	(26,031)	(8,972)	13,025	—	(21,978)
Others	7%	(22,174)	(2,090)	2	—	(24,262)
		(1,565,574)	(318,001)	144,235	—	(1,739,340)

Property and equipment		3,034,554	350,730	(619,343)	6,358	2,772,299

(a)Such balances refer to the “Maintenance materials and parts” and “Equipment” lines disclosed on December 31, 2024.
(b)The transfer balances are between the groups “Inventories” and “Other assets".

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfers (a)	December 31, 2024

Cost
Maintenance materials and parts		2,036,144	332,469	(191,944)	(43,654)	2,133,015
Equipments		195,810	21,356	(5,124)	818	212,860
Aircraft, engines and simulators		593,953	323,056	(533,279)	552	384,282
Improvements		555,412	59,848	(24,445)	69,809	660,624
Maintenance		44,016	75,692	(34,551)	—	85,157
Others		29,231	2,877	(3,606)	—	28,502
Construction in progress		96,095	64,822	(65,582)	(36,021)	59,314
Advance payments for acquisition of aircraft		298,040	738,334	—	—	1,036,374
		3,848,701	1,618,454	(858,531)	(8,496)	4,600,128
Depreciation
Maintenance materials and parts	8%	(785,204)	(164,285)	53,518	—	(895,971)
Equipments	13%	(120,860)	(25,310)	4,685	—	(141,485)
Aircraft, engines and simulators	7%	(271,104)	(39,385)	64,084	—	(246,405)
Improvements	12%	(188,987)	(68,273)	23,752	—	(233,508)
Maintenance	27%	(19,616)	(12,101)	5,686	—	(26,031)
Others	8%	(23,289)	(2,482)	3,597	—	(22,174)
		(1,409,060)	(311,836)	155,322	—	(1,565,574)

Property and equipment		2,439,641	1,306,618	(703,209)	(8,496)	3,034,554
Impairment		(143,790)	—	143,790	—	—
Total property and equipment, net		2,295,851	1,306,618	(559,419)	(8,496)	3,034,554

(a)Transfer balances are between the groups “Right-of-use assets” and “Intangible”.